RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS	12 Months Ended
Mar. 31, 2015
RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS [Abstract]
RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS

10.  RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS

Advance payment of related party lease

On April 23, 2012, the Company entered into a lease agreement (the “Sutter Lease”) with Sutter Buttes LLC (“Sutter Buttes”), pursuant to which the Company has agreed to lease from Sutter Buttes approximately 1,000 acres of land in Sutter County, California. The Sutter Lease began on May 1, 2012 and expired on May 1, 2014 and the Company pre-paid the aggregate amount of all rent payments thereunder, totaling $250,000. Sutter Buttes, the landlord under the Sutter Lease, is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains.

The amount of all rent payments under the Sutter Lease of $250,000 was initially accounted for by the Company as an asset, advance payment of related party lease, and was amortized over the term of the lease of 24 months. During the year ended March 31, 2014, the Company recognized rent expense of $125,000 related to the Sutter Lease. As of March 31, 2014, the unamortized balance of the advance payment of the related party lease was $10,413. The lease expired on May 1, 2014 and was not renewed and the Company is not renting or leasing the property after the expiration of the lease.

Other related party lease obligations

On April 23, 2012, the Company entered into a lease agreement with One World Ranches LLC (“One World Ranches”), pursuant to which the Company has agreed to lease from One World Ranches certain office and laboratory space located at 5225 Carlson Road, Yuba City, California (the “Carlson Lease”). The Carlson Lease began on May 1, 2012 and expires on May 1, 2017, and the Company’s rent payments thereunder are $2,300 per month. The Company has paid $1,500 as a refundable security deposit under the Carlson Lease.

On August 18, 2012, the Company entered into a lease agreement (the “Sacramento Lease”) with Sacramento Valley Real Estate, which is jointly-owned by Dr. Avtar Dhillon, the Chairman of the Board of Directors of the Company, and his wife, Diljit Bains, pursuant to which the Company leases an apartment located at 33-800 Clark Avenue, Yuba City, California. This Company uses this apartment as an alternative to renting hotel rooms for management use since several of our managers are not resident in Yuba City. The month to month lease began on August 20, 2012 and the Company’s rent payment is $1,000 per month. On August 22, 2012, the Company paid $1,000 as a refundable security deposit under the Sacramento lease.

Aggregate payments under the above leases for the years ended March 31, 2015 and 2014 were $49,000 and $156,400, respectively.